Goodwill and Intangible Assets Components of Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	15 years 4 months 10 days	16 years 5 months 13 days
Gross Carrying Amount	$ 327,951,000	$ 49,251,000
Accumulated Amortization	17,412,000	10,968,000
Intangible asset amortization expense	6,400,000	3,100,000	1,400,000
Estimated Future Intangible Amortization Expense
2014	22,100,000
2015	22,000,000
2016	21,900,000
2017	21,900,000
2018	21,700,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	15 years 4 months 28 days	16 years 8 months 12 days
Gross Carrying Amount	306,361,000	48,261,000
Accumulated Amortization	16,509,000	10,663,000
Trademarks and Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	14 years 8 months 16 days	2 years 7 months 6 days
Gross Carrying Amount	21,370,000	770,000
Accumulated Amortization	794,000	248,000
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	3 years	3 years 8 months 12 days
Gross Carrying Amount	220,000	220,000
Accumulated Amortization	$ 109,000	$ 57,000